GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill balances and movements for each reportable segments during the period
The goodwill balances at October 31, 2011, 2010 and 2009 and the movements in 2011and 2010 for each of our reportable segments are shown in the table below:

	Life Sciences	Chemical Analysis	Diagnostics and Genomics	Electronic Measurement	Total
	(in millions)
Goodwill as of October 31, 2009	$107	$151	$16	$381	$655
Foreign currency translation impact	4	17	1	23	45
Divestitures	(1)	(24)	—	(13)	(38)
Goodwill arising from acquisitions	160	603	24	7	794
Goodwill as of October 31, 2010	$270	$747	$41	$398	$1,456
Foreign currency translation impact and other adjustments	3	7	—	37	47
Goodwill arising from acquisitions	46	11	7	—	64
Goodwill as of October 31, 2011	$319	$765	$48	$435	$1,567

Components of other intangibles during the period
The component parts of other intangible assets at October 31, 2011 and 2010 are shown in the table below:

	Other Intangible Assets
	Gross Carrying Amount	Accumulated Amortization and Impairments	Net Book Value
	(in millions)
As of October 31, 2010:
Purchased technology	$466	$176	$290
Backlog	12	12	—
Trademark/Tradename	39	13	26
Customer relationships	236	77	159
Total amortizable intangible assets	$753	$278	$475
In-Process R&D	19	—	19
Total	$772	$278	$494
As of October 31, 2011:
Purchased technology	$510	$246	$264
Backlog	12	12	—
Trademark/Tradename	40	20	20
Customer relationships	249	114	135
Total amortizable intangible assets	$811	$392	$419
In-Process R&D	10	—	10
Total	$821	$392	$429